Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2023 and 2022, property, plant and equipment consisted of the following:

	December 31, 2023	December 31, 2022
Electronic equipment	$820	$864
Office equipment and furniture	70	66
Leasehold improvement	182	186
	1,072	1,116
Less: accumulated depreciation	(987)	(956)
	$85	$160

For the years ended December 31, 2023, 2022 and 2021, depreciation expense amounted to $74, $90 and $82 respectively.